Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2023
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 100.03%
Communication Services - 4.58%
Arena Group Holdings,
Inc. (The)*+ 81,200 $ 347,536
Beasley Broadcast Group,
Inc., Class A* 49,625 43,238
BuzzFeed, Inc.* 332,000 126,857
Cardlytics, Inc.*+ 73,000 1,204,500
Charge Enterprises, Inc.* 228,500 113,610
Chicken Soup For The
Soul Entertainment, Inc.* 50,000 17,250
comScore, Inc.* 252,700 155,133
Cumulus Media, Inc.,
Class A* 74,600 379,714
DHI Group, Inc.* 110,300 337,518
Emerald Holding, Inc.*+ 13,895 62,805
EverQuote, Inc., Class A* 69,500 502,485
FG Group Holdings, Inc.* 75,000 126,000
Fluent, Inc.* 356,100 158,108
Gaia, Inc.* 33,400 90,848
Harte Hanks, Inc.* 20,000 130,200
Innovid Corp.* 350,000 448,000
Kartoon Studios, Inc.*+ 75,000 105,000
KORE Group Holdings,
Inc.* 248,700 150,464
Lee Enterprises, Inc.* 22,000 235,620
Liberty TripAdvisor
Holdings, Inc., Class A* 150,000 73,350
Loop Media, Inc.* 157,800 78,427
Marchex, Inc., Class B* 124,500 180,525
Moving Image
Technologies, Inc.* 20,300 17,659
National CineMedia, Inc.* 45,000 202,050
NII Holdings Escrow*
∆
# 287,700 71,925
Outbrain, Inc.* 113,700 553,719
Saga Communications,
Inc., Class A 22,216 476,755
Salem Media Group, Inc.* 94,000 55,460
Townsquare Media, Inc.,
Class A 52,700 459,544
Travelzoo* 40,443 235,783
TrueCar, Inc.* 226,600 469,062
Zedge, Inc., Class B* 33,780 73,978
7,683,123
Consumer Discretionary - 14.59%
1stdibs.com, Inc.* 116,700 424,788
Allbirds, Inc., Class A* 275,000 305,250
AMCON Distributing Co. 1,900 391,400
American Outdoor Brands,
Inc.* 35,007 342,368
American Public
Education, Inc.* 8,500 42,330
Industry Company Shares Value
Consumer Discretionary (continued)
Ark Restaurants Corp. 14,500 $ 223,010
BARK, Inc.* 200,000 240,000
Barnes & Noble Education,
Inc.* 118,300 128,947
Bassett Furniture
Industries, Inc. 30,644 448,935
Big 5 Sporting Goods
Corp. 65,000 455,650
Brilliant Earth Group, Inc.,
Class A* 22,800 67,260
BurgerFi International, Inc.* 43,588 50,562
Canterbury Park Holding
Corp. 11,689 236,468
Cato Corp. (The), Class A 67,373 516,077
Citi Trends, Inc.* 29,200 648,824
Conn's, Inc.* 30,000 118,500
Container Store Group,
Inc. (The)* 144,000 324,000
ContextLogic, Inc.,
Class A*+ 60,000 264,600
Cooper-Standard
Holdings, Inc.* 34,500 462,990
Culp, Inc.* 40,000 223,200
Delta Apparel, Inc.* 20,588 136,498
Dixie Group, Inc. (The)* 117,000 80,613
Duluth Holdings, Inc.,
Class B* 70,287 422,425
Educational Development
Corp.* 31,400 33,284
Emerson Radio Corp.* 102,100 57,778
Envela Corp.* 77,400 366,876
Escalade, Inc. 34,508 528,318
Express, Inc.* 4,825 43,425
Fiesta Restaurant Group,
Inc.* 52,400 443,304
Flanigan's Enterprises, Inc. 7,000 231,000
Flexsteel Industries, Inc. 14,900 309,324
Fossil Group, Inc.* 140,000 288,400
Groupon, Inc.*+ 65,000 995,800
Grove Collaborative
Holdings*+ 72,025 191,587
Hamilton Beach Brands
Holding Co., Class A 18,000 223,380
Hooker Furnishings Corp. 31,560 613,842
Inspirato, Inc.* 185,000 109,150
J Jill, Inc.* 25,800 763,680
JAKKS Pacific, Inc.* 32,090 596,553
JOANN, Inc.+ 125,000 90,000
Kandi Technologies Group,
Inc.* 141,700 490,282
Kirkland's, Inc.*+ 48,500 83,420
Lakeland Industries, Inc. 23,457 353,497

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
Quarterly Report | September 30, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Lifetime Brands, Inc. 59,200 $ 333,296
Lincoln Educational
Services Corp.* 77,705 656,607
LL Flooring Holdings, Inc.* 75,000 237,750
Lulu's Fashion Lounge
Holdings, Inc.*+ 125,500 252,255
Motorcar Parts of America,
Inc.* 11,000 88,990
Nathan's Famous, Inc. 5,200 367,432
Nautilus, Inc.* 107,600 91,471
Noodles & Co.* 111,000 273,060
PlayAGS, Inc.* 93,300 608,316
Potbelly Corp.* 39,600 308,880
RealReal, Inc. (The)*+ 238,500 503,235
Red Robin Gourmet
Burgers, Inc.* 43,500 349,740
Regis Corp.* 144,500 101,584
Rent the Runway, Inc.,
Class A*+ 203,500 138,502
Rocky Brands, Inc. 18,900 277,830
Sportsman's Warehouse
Holdings, Inc.* 135,000 606,150
Strattec Security Corp.* 11,100 256,410
Superior Group of Cos.,
Inc. 57,700 448,906
Superior Industries
International, Inc.* 102,500 311,600
Sypris Solutions, Inc.* 84,404 166,276
ThredUp, Inc., Class A*+ 200,000 802,000
Tilly's, Inc., Class A* 84,300 684,516
Tupperware Brands Corp.* 75,000 105,000
Unifi, Inc.* 60,000 426,000
Universal Electronics, Inc.* 36,200 327,610
Universal Technical
Institute, Inc.* 33,500 280,730
Vacasa, Inc., Class A* 450,000 207,495
Vera Bradley, Inc.* 93,700 619,357
Vince Holding Corp.* 51,263 80,380
VOXX International Corp.* 36,100 288,078
Vroom, Inc.* 100,000 112,000
Wag! Group Co.* 70,000 133,700
Weyco Group, Inc. 24,500 621,075
Xcel Brands, Inc.* 45,200 49,268
24,483,094
Consumer Staples - 2.59%
Alico, Inc. 24,550 612,768
Benson Hill, Inc.* 130,000 43,095
Blue Apron Holdings, Inc.,
Class A*+ 7,291 93,872
Bridgford Foods Corp.*+ 21,900 243,090
Industry Company Shares Value
Consumer Staples (continued)
Farmer Bros Co.* 54,900 $ 141,642
Honest Co., Inc. (The)* 262,000 330,120
Laird Superfood, Inc.* 15,000 15,450
Lifeway Foods, Inc.* 37,401 386,726
Limoneira Co. 35,000 536,200
Local Bounti Corp.*+ 16,538 40,518
Mannatech, Inc. 8,300 85,905
Natural Alternatives
International, Inc.* 31,610 205,149
Natural Grocers by Vitamin
Cottage, Inc. 19,200 247,872
Planet Green Holdings
Corp.* 83,000 64,740
Real Good Food Co., Inc.
(The)*+ 10,000 33,500
Rocky Mountain Chocolate
Factory, Inc.* 36,500 175,200
Splash Beverage Group,
Inc.* 127,300 75,107
United-Guardian, Inc. 13,466 101,399
Village Super Market, Inc.,
Class A 23,000 520,720
Vintage Wine Estates, Inc.* 250,100 142,307
Zevia PBC, Class A* 110,000 244,200
4,339,580
Energy - 5.49%
Adams Resources &
Energy, Inc. 13,400 451,446
Aemetis, Inc.*+ 40,000 166,000
Barnwell Industries, Inc. 35,000 92,225
Battalion Oil Corp.* 56,500 349,170
Camber Energy, Inc.* 50,000 11,490
Comstock, Inc.* 129,000 52,877
Evolution Petroleum Corp. 35,800 244,872
Forum Energy
Technologies, Inc.*+ 17,000 408,340
Geospace Technologies
Corp.* 35,000 453,250
Gran Tierra Energy, Inc.* 75,000 520,500
Gulf Island Fabrication,
Inc.* 65,348 213,688
Houston American Energy
Corp.* 28,000 54,600
Independence Contract
Drilling, Inc.* 55,000 165,000
KLX Energy Services
Holdings, Inc.*+ 51,702 612,669
Mammoth Energy
Services, Inc.* 100,000 464,000
Mexco Energy Corp. 8,000 103,901
MIND Technology, Inc.* 12,515 6,370

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
NACCO Industries, Inc.,
Class A 13,470 $ 472,393
Natural Gas Services
Group, Inc.* 58,102 845,965
Nine Energy Service, Inc.*+ 92,700 381,924
Overseas Shipholding
Group, Inc., Class A* 93,996 412,642
PEDEVCO Corp.* 195,000 196,950
PHX Minerals, Inc. 120,200 437,528
Ranger Energy Services,
Inc. 24,700 350,246
Ring Energy, Inc.* 68,650 133,868
SEACOR Marine
Holdings, Inc.* 85,805 1,190,973
Smart Sand, Inc.* 133,200 309,024
Superior Drilling Products,
Inc.* 125,100 100,068
Trio Petroleum Corp.* 23,700 13,509
9,215,488
Financials - 16.20%
Acacia Research Corp.* 123,100 449,315
AmeriServ Financial, Inc. 44,171 117,053
Ashford, Inc.* 5,000 30,800
Associated Capital Group,
Inc., Class A 10,000 365,000
Atlantic American Corp. 116,256 225,537
Auburn National BanCorp,
Inc. 7,500 162,000
Bank7 Corp. 26,910 605,744
BankFinancial Corp. 30,600 263,772
Bankwell Financial Group,
Inc. 14,805 359,317
BayCom Corp. 32,200 618,562
BCB Bancorp, Inc. 28,800 320,832
Blue Ridge Bankshares,
Inc. 45,000 203,400
BM Technologies, Inc.*+ 36,636 73,272
C&F Financial Corp.+ 10,690 572,984
California BanCorp* 17,200 345,720
CB Financial Services, Inc. 10,000 216,800
Chemung Financial Corp.+ 16,298 645,564
Citizens Community
Bancorp, Inc. 28,600 274,560
Citizens Holding Co. 25,070 260,979
Citizens, Inc.* 200,331 570,943
Codorus Valley Bancorp,
Inc. 23,437 436,866
Cohen & Co., Inc.+ 9,500 61,940
Colony Bankcorp, Inc. 45,076 450,535
Community West
Bancshares 21,657 281,324
Industry Company Shares Value
Financials (continued)
Conifer Holdings, Inc.* 13,000 $ 16,510
Consumer Portfolio
Services, Inc.*+ 60,500 548,735
Curo Group Holdings
Corp.* 105,167 110,425
Eagle Bancorp Montana,
Inc. 19,521 230,738
eHealth, Inc.* 65,000 481,000
ESSA Bancorp, Inc. 22,143 332,366
Evans Bancorp, Inc. 14,600 391,280
FG Financial Group, Inc.* 30,000 42,000
Finwise Bancorp* 33,292 287,643
First Bank 16,316 175,887
First Financial Northwest,
Inc. 21,600 274,752
First Guaranty Bancshares,
Inc. 42,356 465,916
First Internet Bancorp 19,500 316,095
First Northwest Bancorp 26,600 326,382
First United Corp. 23,292 377,913
First Western Financial,
Inc.* 27,051 490,976
Greenhill & Co., Inc. 28,100 415,880
Hallmark Financial
Services, Inc.* 10,510 20,705
Hawthorn Bancshares, Inc. 31,148 506,155
Heritage Insurance
Holdings, Inc.* 60,000 389,400
HMN Financial, Inc. 18,800 359,644
Investar Holding Corp. 25,300 267,927
Katapult Holdings, Inc.*+ 12,416 127,140
Kentucky First Federal
Bancorp 16,000 82,240
Lake Shore Bancorp, Inc. 27,150 278,559
Landmark Bancorp, Inc. 8,205 149,331
Magyar Bancorp, Inc. 12,579 125,413
Marygold Cos., Inc. (The)* 79,767 86,148
Medallion Financial Corp. 61,744 433,443
Meridian Corp. 34,200 334,989
Northrim BanCorp, Inc. 8,195 324,686
Norwood Financial Corp. 25,512 657,189
Ocwen Financial Corp.*+ 18,016 466,254
Ohio Valley Banc Corp. 13,000 317,850
OP Bancorp 38,000 347,700
Oportun Financial Corp.* 75,000 541,500
OppFi, Inc.* 25,000 63,000
Patriot National Bancorp,
Inc.* 4,500 32,040
PCB Bancorp 30,000 463,500
Penns Woods Bancorp,
Inc. 16,066 338,671

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
Quarterly Report | September 30, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Peoples Bancorp of North
Carolina, Inc. 17,230 $ 387,330
Ponce Financial Group,
Inc.*+ 50,699 396,466
Primis Financial Corp. 61,557 501,690
Princeton Bancorp, Inc. 20,266 587,511
Provident Financial
Holdings, Inc. 18,817 246,315
Riverview Bancorp, Inc. 57,606 320,289
Security National Financial
Corp., Class A* 72,860 571,222
Silvercrest Asset
Management Group,
Inc., Class A 24,602 390,434
Southern States
Bancshares, Inc. 20,000 451,800
Summit State Bank 17,820 293,495
Territorial Bancorp, Inc. 30,307 275,491
Third Coast Bancshares,
Inc.* 32,400 554,040
Timberland Bancorp, Inc. 23,900 647,690
Union Bankshares, Inc. 14,951 334,902
United Security
Bancshares+ 33,000 245,520
USCB Financial Holdings,
Inc.*+ 17,500 183,925
Usio, Inc.* 90,000 157,500
Western New England
Bancorp, Inc. 68,844 446,798
Westwood Holdings
Group, Inc. 27,500 279,125
27,182,344
Health Care - 28.47%
4D Molecular
Therapeutics, Inc.* 23,500 299,155
Absci Corp.* 252,000 332,640
Accuray, Inc.* 162,100 440,912
Acorda Therapeutics, Inc.* 3,836 55,891
Actinium Pharmaceuticals,
Inc.*+ 61,966 366,839
Acumen Pharmaceuticals,
Inc.* 109,633 454,977
Acutus Medical, Inc.* 79,500 55,380
Adicet Bio, Inc.* 134,300 183,991
AgeX Therapeutics, Inc.* 140,000 95,200
AIM ImmunoTech, Inc.* 97,900 44,544
Aligos Therapeutics, Inc.* 92,000 68,724
Alimera Sciences, Inc.*+ 20,000 62,000
Allakos, Inc.* 50,000 113,500
Alpha Teknova, Inc.* 70,000 195,300
Altimmune, Inc.* 130,000 338,000
Industry Company Shares Value
Health Care (continued)
ALX Oncology Holdings,
Inc.*+ 48,500 $ 232,800
American Shared Hospital
Services* 33,700 83,239
AN2 Therapeutics, Inc.*+ 45,000 723,600
Annexon, Inc.* 165,100 389,636
Annovis Bio, Inc.* 22,500 213,525
Applied Molecular
Transport, Inc.* 50,000 7,850
Applied Therapeutics, Inc.* 135,000 336,150
Apyx Medical Corp.*+ 158,000 505,600
Aquestive Therapeutics,
Inc.*+ 142,356 217,805
Armata Pharmaceuticals,
Inc.*+ 151,382 454,146
Assembly Biosciences,
Inc.* 165,000 146,025
Astria Therapeutics, Inc.* 65,201 486,399
Athira Pharma, Inc.* 102,000 206,040
ATI Physical Therapy,
Inc.*+ 3,400 30,124
Atreca, Inc., Class A* 150,000 39,150
Avrobio, Inc.* 21,000 32,340
BioAtla, Inc.* 112,000 190,400
Biodesix, Inc.* 171,800 283,470
BiomX, Inc.* 49,500 17,424
Biora Therapeutics, Inc.*+ 37,280 80,898
Bioventus, Inc., Class A* 130,000 429,000
Black Diamond
Therapeutics, Inc.* 119,300 342,391
Bolt Biotherapeutics, Inc.* 85,200 88,608
C4 Therapeutics, Inc.* 149,000 277,140
Candel Therapeutics, Inc.* 124,895 116,152
Cara Therapeutics, Inc.* 141,200 237,216
CareCloud, Inc.* 67,363 77,467
Carisma Therapeutics,
Inc.+ 5,000 21,150
CEL-SCI Corp.*+ 143,600 179,500
Century Therapeutics, Inc.* 165,000 330,000
Chimerix, Inc.* 221,000 212,116
Clearside Biomedical, Inc.* 175,600 152,754
Codexis, Inc.* 230,000 434,700
Cognition Therapeutics,
Inc.* 66,200 95,328
CorMedix, Inc.*+ 133,200 492,840
Corvus Pharmaceuticals,
Inc.*+ 145,700 212,722
Cumberland
Pharmaceuticals, Inc.* 49,887 94,286
Curis, Inc.* 1,880 12,389
CVRx, Inc.* 21,600 327,672
CytomX Therapeutics, Inc.* 188,500 243,165

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Daxor Corp.* 9,400 $ 84,694
Eargo, Inc.*+ 50,000 110,000
Eiger BioPharmaceuticals,
Inc.* 102,800 31,354
Electromed, Inc.* 27,000 280,530
Elevation Oncology, Inc.* 50,000 33,130
Elicio Therapeutics, Inc.*+ 12,500 105,625
Eliem Therapeutics, Inc.* 53,323 140,773
Enliven Therapeutics,
Inc.*+ 16,700 228,122
Enzo Biochem, Inc.* 221,500 310,100
Equillium, Inc.* 123,500 91,390
Eton Pharmaceuticals, Inc.* 80,900 337,353
Exagen, Inc.* 39,000 95,550
EyePoint Pharmaceuticals,
Inc.*+ 45,000 359,550
Fulcrum Therapeutics,
Inc.*+ 126,500 561,660
G1 Therapeutics, Inc.* 140,000 201,600
Gain Therapeutics, Inc.* 46,100 148,903
Galecto, Inc.* 165,000 118,717
Galera Therapeutics, Inc.*+ 108,200 18,946
GeneDx Holdings Corp.* 28,000 101,920
GlycoMimetics, Inc.*+ 166,800 250,200
Graphite Bio, Inc.* 143,350 355,508
Great Elm Group, Inc.* 104,597 223,838
Gritstone bio, Inc.* 182,900 314,588
Harpoon Therapeutics,
Inc.* 5,000 20,150
Harvard Bioscience, Inc.* 102,017 438,673
HCW Biologics, Inc.* 82,600 157,766
Homology Medicines, Inc.* 175,600 205,452
Hookipa Pharma, Inc.* 87,500 53,900
Hyperfine, Inc.* 154,500 316,725
Icosavax, Inc.* 35,000 271,250
IGC Pharma, Inc.* 69,000 24,792
Ikena Oncology, Inc.* 107,350 464,825
Immuneering Corp.,
Class A* 34,949 268,408
Immunic, Inc.* 145,000 213,150
IN8bio, Inc.* 73,002 75,922
InfuSystem Holdings, Inc.* 54,800 528,272
Inozyme Pharma, Inc.* 34,000 142,800
Instil Bio, Inc.* 59,500 25,466
Invivyd, Inc.* 233,100 396,270
IO Biotech, Inc.* 132,200 182,436
IRIDEX Corp.* 75,000 190,500
KALA BIO, Inc.* 3,500 31,150
KalVista Pharmaceuticals,
Inc.*+ 10,500 101,115
Karyopharm Therapeutics,
Inc.* 289,500 387,930
Industry Company Shares Value
Health Care (continued)
Kewaunee Scientific Corp.* 13,200 $ 233,640
Kezar Life Sciences, Inc.* 227,000 270,130
Kinnate Biopharma, Inc.* 144,300 202,020
Know Labs, Inc.* 100,000 25,000
Kronos Bio, Inc.* 143,500 186,550
Larimar Therapeutics, Inc.* 110,000 434,500
LifeMD, Inc.* 108,300 676,875
Lineage Cell Therapeutics,
Inc.* 442,900 522,622
Longboard
Pharmaceuticals, Inc.* 50,000 278,000
Lucid Diagnostics, Inc.* 135,000 157,950
Lumos Pharma, Inc.* 46,744 154,255
Lyra Therapeutics, Inc.*+ 139,900 547,009
MAIA Biotechnology, Inc.*+ 51,600 113,520
Matinas BioPharma
Holdings, Inc.* 70,000 9,100
MediciNova, Inc.* 140,247 293,116
Merrimack
Pharmaceuticals, Inc.* 32,500 400,725
Milestone Scientific, Inc.* 249,500 229,540
MiNK Therapeutics, Inc.* 8,500 9,945
NanoString Technologies,
Inc.*+ 170,000 292,400
NanoViricides, Inc.* 59,039 79,112
Nautilus Biotechnology,
Inc.* 38,800 122,608
Neuronetics, Inc.* 85,205 115,027
NeuroPace, Inc.* 54,548 530,752
NexImmune, Inc.* 50,000 10,000
NextCure, Inc.* 89,900 115,971
NGM Biopharmaceuticals,
Inc.* 275,000 294,250
NightHawk Biosciences,
Inc.* 100,000 52,700
Nkarta, Inc.*+ 111,000 154,290
NRX Pharmaceuticals, Inc.* 160,700 41,782
Olema Pharmaceuticals,
Inc.* 76,887 949,554
Omeros Corp.*+ 109,200 318,864
Optinose, Inc.*+ 275,300 338,619
Oragenics, Inc.* 7,334 21,782
ORIC Pharmaceuticals,
Inc.* 40,500 245,025
Ovid therapeutics, Inc.*+ 177,700 682,368
Owlet, Inc.* 225 1,008
Palatin Technologies,
Inc.*+ 24,800 37,448
Passage Bio, Inc.* 140,100 92,186
PepGen, Inc.* 56,300 286,004
Personalis, Inc.* 154,500 186,945

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
Quarterly Report | September 30, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Perspective Therapeutics,
Inc.* 184,000 $ 50,361
Pluri, Inc.* 52,600 28,983
PMV Pharmaceuticals, Inc.* 95,000 583,300
Poseida Therapeutics, Inc.* 191,800 456,484
Praxis Precision
Medicines, Inc.* 190,000 324,900
Precision BioSciences,
Inc.* 223,500 76,281
Prelude Therapeutics, Inc.* 36,949 114,172
ProSomnus, Inc.* 50,000 55,000
Protalix BioTherapeutics,
Inc.* 155,000 257,300
Protara Therapeutics, Inc.* 39,200 65,464
Puma Biotechnology, Inc.* 143,200 376,616
Pyxis Oncology, Inc.* 120,295 239,387
Quantum-Si, Inc.*+ 340,000 564,400
Quince Therapeutics,
Inc.*+ 105,000 117,600
Rain Oncology, Inc.* 53,500 46,106
Rallybio Corp.*+ 82,000 276,340
Rani Therapeutics
Holdings, Inc., Class A*+ 51,500 112,012
Regional Health
Properties, Inc.* 10,000 21,600
Relmada Therapeutics,
Inc.*+ 54,600 163,800
Reneo Pharmaceuticals,
Inc.*+ 75,500 574,932
Retractable Technologies,
Inc.* 46,700 55,573
Rigel Pharmaceuticals,
Inc.* 425,000 459,000
Sangamo Therapeutics,
Inc.* 295,000 176,941
scPharmaceuticals, Inc.* 56,300 400,856
SCYNEXIS, Inc.*+ 74,500 169,860
Seer, Inc.* 103,200 228,072
Selecta Biosciences, Inc.* 435,000 461,100
Sensei Biotherapeutics,
Inc.* 112,900 84,686
Senti Biosciences, Inc.* 145,000 61,582
Sera Prognostics, Inc.,
Class A* 96,105 178,755
Shattuck Labs, Inc.* 96,400 146,528
Sientra, Inc.*+ 29,500 82,010
Singular Genomics
Systems, Inc.* 263,600 100,432
Solid Biosciences, Inc.* 35,071 88,379
Sonendo, Inc.* 181,500 135,363
Sonida Senior Living, Inc.* 10,615 95,429
Spero Therapeutics, Inc.* 134,800 163,108
Industry Company Shares Value
Health Care (continued)
Spruce Biosciences, Inc.* 85,000 $ 192,100
Standard BioTools, Inc.*+ 212,000 614,800
Star Equity Holdings, Inc.* 78,390 78,390
Stereotaxis, Inc.* 232,100 366,718
SunLink Health Systems,
Inc.* 40,000 32,004
Syros Pharmaceuticals,
Inc.*+ 38,670 152,747
Tabula Rasa HealthCare,
Inc.* 68,000 701,080
Tactile Systems
Technology, Inc.* 27,800 390,590
Talaris Therapeutics, Inc.* 98,500 276,785
Talkspace, Inc.* 227,800 444,210
Taysha Gene Therapies,
Inc.*+ 150,700 476,212
Tela Bio, Inc.* 52,000 416,000
Telesis Bio, Inc.* 117,000 121,680
Tenaya Therapeutics, Inc.* 181,900 463,845
Terns Pharmaceuticals,
Inc.* 24,000 120,720
TherapeuticsMD, Inc.* 42,000 126,840
Theriva Biologics, Inc.* 28,528 15,385
Third Harmonic Bio, Inc.*+ 89,100 569,349
Trevi Therapeutics, Inc.* 173,881 379,061
TScan Therapeutics, Inc.*+ 88,300 226,048
UNITY Biotechnology, Inc.* 50,000 120,000
Vapotherm, Inc.*+ 18,687 47,278
Vaxxinity, Inc., Class A* 72,000 98,640
Verrica Pharmaceuticals,
Inc.*+ 74,550 289,627
Vicarious Surgical, Inc.* 225,000 132,908
Vigil Neuroscience, Inc.* 5,064 27,295
Viracta Therapeutics, Inc.* 74,000 76,960
VolitionRX, Ltd.* 170,000 117,130
Vor BioPharma, Inc.* 157,500 333,900
Werewolf Therapeutics,
Inc.* 90,011 192,624
Xeris Biopharma Holdings,
Inc.* 4,800 8,928
Xilio Therapeutics, Inc.* 76,081 160,531
XOMA Corp.* 25,000 352,250
Xtant Medical Holdings,
Inc.* 154,000 169,400
Y-mAbs Therapeutics, Inc.* 45,700 249,065
Zevra Therapeutics, Inc.*+ 89,443 431,115
Zimvie, Inc.* 35,000 329,350
47,768,742
Industrials - 12.32%
Acme United Corp. 11,535 344,781

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
AgEagle Aerial Systems,
Inc.* 200,000 $ 33,600
Air Industries Group*+ 9,000 25,859
Air T, Inc.*+ 17,250 385,538
Alpha Pro Tech, Ltd.* 52,900 229,586
American Superconductor
Corp.* 70,000 528,500
ARC Document Solutions,
Inc. 167,400 532,332
Ault Alliance, Inc.* 4,700 1,546
Avalon Holdings Corp.,
Class A* 3,900 7,566
BGSF, Inc. 39,700 381,517
BlackSky Technology, Inc.* 360,000 421,200
Chicago Rivet & Machine
Co. 8,000 141,000
Commercial Vehicle
Group, Inc.* 14,100 109,416
CompX International, Inc. 41,700 775,203
CPI Aerostructures, Inc.* 20,000 66,800
Dragonfly Energy Holdings
Corp.* 82,400 126,896
Eastern Co. (The) 21,200 384,780
Espey Mfg. & Electronics
Corp. 9,108 147,094
ESS Tech, Inc.* 150,000 282,000
FreightCar America, Inc.* 73,000 194,910
GEE Group, Inc.* 77,600 45,916
Gencor Industries, Inc.*+ 29,200 412,596
Graham Corp.* 22,495 373,417
Heliogen, Inc.* 15,000 56,700
Hudson Global, Inc.* 10,942 212,056
Hurco Cos., Inc. 15,500 347,665
Hydrofarm Holdings
Group, Inc.* 175,000 213,500
Hyzon Motors, Inc.*+ 350,000 437,500
Innodata, Inc.*+ 40,955 349,346
INNOVATE Corp.*+ 213,000 345,060
Innovative Solutions and
Support, Inc.* 80,400 611,040
KULR Technology Group,
Inc.* 348,700 125,148
L B Foster Co., Class A* 36,200 684,542
LS Starrett Co. (The),
Class A* 36,400 391,300
Markforged Holding Corp.* 409,500 593,775
Mastech Digital, Inc.* 25,400 228,600
Matrix Service Co.* 60,000 708,000
Mayville Engineering Co.,
Inc.* 25,258 277,080
Mega Matrix Corp.* 67,000 58,923
Mesa Air Group, Inc.* 249,800 214,578
Industry Company Shares Value
Industrials (continued)
Mistras Group, Inc.* 78,100 $ 425,645
NN, Inc.* 126,500 235,290
Ocean Power
Technologies, Inc.* 130,000 50,700
Orion Group Holdings,
Inc.* 115,100 616,936
P&F Industries, Inc.,
Class A 10,500 69,825
Park-Ohio Holdings Corp. 32,000 637,120
Patriot Transportation
Holding, Inc.* 8,771 74,466
Performant Financial Corp.* 178,300 402,958
Perma-Pipe International
Holdings, Inc.* 71,600 584,972
Quad/Graphics, Inc.* 116,169 584,330
RCM Technologies, Inc.* 43,242 844,949
Redwire Corp.*+ 158,500 458,065
Sarcos Technology &
Robotics Corp.* 60,400 51,618
Servotronics, Inc.* 16,653 183,350
Shapeways Holdings,
Inc.*+ 19,161 61,315
SIFCO Industries, Inc.* 26,024 95,508
Skillsoft Corp.* 437,000 387,357
Spire Global, Inc.* 41,000 200,490
StarTek, Inc.* 97,762 317,727
Team, Inc.* 10,000 69,500
Twin Disc, Inc.* 58,100 797,132
Ultralife Corp.* 72,400 706,624
Virco Mfg. Corp.* 25,800 204,852
Westwater Resources,
Inc.* 95,200 63,565
Willdan Group, Inc.* 16,700 341,181
Willis Lease Finance
Corp.* 9,200 389,160
20,661,501
Information Technology - 9.63%
908 Devices, Inc.* 76,300 508,158
Amtech Systems, Inc.* 59,000 449,580
Applied Optoelectronics,
Inc.* 75,000 822,750
Arteris, Inc.* 60,500 393,855
AstroNova, Inc.* 35,500 443,750
Aware, Inc.* 74,579 102,919
AXT, Inc.* 108,000 259,200
Backblaze, Inc., Class A* 67,000 368,500
BK Technologies Corp. 9,144 113,605
Blend Labs, Inc., Class A* 500,000 685,000
Brightcove, Inc.* 109,000 358,610
CalAmp Corp.* 115,060 46,668

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
Quarterly Report | September 30, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Casa Systems, Inc.* 228,000 $ 193,230
Climb Global Solutions,
Inc. 12,300 529,023
Computer Task Group,
Inc.* 45,000 464,850
CoreCard Corp.* 19,737 394,740
CSP, Inc. 35,000 612,500
Dave, Inc.* 21,000 133,350
D-Wave Quantum, Inc.* 203,000 195,875
EMCORE Corp.* 103,873 49,392
Everspin Technologies,
Inc.* 73,900 726,437
FOXO Technologies, Inc.* 25,000 2,640
Frequency Electronics, Inc. 21,500 149,210
GSI Technology, Inc.* 65,217 176,738
Immersion Corp. 93,000 614,730
Information Services
Group, Inc. 36,348 159,204
Inseego Corp.* 287,000 120,540
Intellicheck, Inc.* 60,200 133,644
inTEST Corp.* 19,901 301,898
Intevac, Inc.* 87,400 271,814
Inuvo, Inc.* 200,000 42,800
Issuer Direct Corp.* 11,500 216,200
Kaleyra, Inc.* 17,400 125,976
Key Tronic Corp.* 32,400 144,828
KVH Industries, Inc.* 55,774 284,448
LGL Group, Inc. (The)* 29,200 125,268
LiveVox Holdings, Inc.* 100,000 334,000
Marin Software, Inc.* 60,000 25,500
Movella Holdings, Inc.* 121,500 65,161
M-Tron Industries, Inc.* 14,600 258,347
Near Intelligence, Inc.* 137,000 33,551
Network-1 Technologies,
Inc. 79,000 184,860
Optical Cable Corp.* 27,600 82,524
PCTEL, Inc. 73,800 307,008
Pixelworks, Inc.* 150,100 169,613
Powerfleet, Inc.* 90,000 186,300
Presto Automation, Inc.* 75,000 107,250
Quantum Corp.* 274,000 167,140
RF Industries, Ltd.* 27,900 83,979
Richardson Electronics,
Ltd. 31,011 338,950
Rubicon Technologies,
Inc.* 15,500 32,240
SecureWorks Corp.,
Class A* 43,180 268,148
Stronghold Digital Mining,
Inc., Class A*+ 10,000 43,500
Synchronoss
Technologies, Inc.* 213,100 204,576
Industry Company Shares Value
Information Technology (continued)
Telos Corp.* 185,000 $ 442,150
TransAct Technologies,
Inc.* 33,000 211,860
Trio-Tech International* 26,800 187,600
Turtle Beach Corp.* 35,000 317,625
Universal Security
Instruments, Inc.* 6,000 14,370
Upland Software, Inc.* 100,300 463,386
Veritone, Inc.*+ 94,600 244,068
VirnetX Holding Corp. 71,300 18,117
WidePoint Corp.* 48,728 83,812
WM Technology, Inc.* 266,400 351,648
ZeroFox Holdings, Inc.* 244,900 215,316
16,164,529
Materials - 3.90%
5E Advanced Materials,
Inc.* 93,000 210,180
Advanced Emissions
Solutions, Inc.* 100,466 178,829
Ampco-Pittsburgh Corp.* 101,200 266,156
Ascent Industries Co.* 26,838 238,053
Contango ORE, Inc.* 10,000 181,400
Core Molding
Technologies, Inc.* 24,400 695,156
Dakota Gold Corp.* 185,000 477,300
Danimer Scientific, Inc.*+ 60,000 124,200
Flexible Solutions
International, Inc. 45,707 124,323
Flotek Industries, Inc.* 40,383 178,897
Friedman Industries, Inc. 27,200 364,480
Gatos Silver, Inc.* 60,000 310,800
Glatfelter Corp.* 125,000 250,000
Gold Resource Corp. 330,100 141,283
Golden Minerals Co.* 18,000 11,493
Gulf Resources, Inc.* 42,360 78,790
IT Tech Packaging, Inc.* 37,500 14,700
Loop Industries, Inc.*+ 99,400 354,858
McEwen Mining, Inc.*+ 115,000 747,500
Northern Technologies
International Corp. 27,900 373,023
Olympic Steel, Inc. 4,400 247,324
Solitario Resources Corp.* 205,000 111,684
Tredegar Corp. 94,500 511,245
United States Antimony
Corp.* 195,500 72,120
Universal Stainless & Alloy
Products, Inc.* 21,750 285,142
6,548,936

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Real Estate - 1.55%
American Realty Investors,
Inc.* 2,363 $ 34,547
AMREP Corp.* 35,800 602,246
Appreciate Holdings, Inc.* 400 68
Douglas Elliman, Inc. 231,200 522,512
Maui Land & Pineapple
Co., Inc.* 46,500 616,125
New Concept Energy, Inc.* 8,400 9,660
Rafael Holdings, Inc.,
Class B* 51,656 98,146
Stratus Properties, Inc.* 24,250 664,450
Trinity Place Holdings, Inc.* 131,800 48,107
2,595,861
Utilities - 0.71%
Cadiz, Inc.*+ 51,000 168,810
Genie Energy, Ltd.,
Class B 15,000 220,950
RGC Resources, Inc.+ 25,000 432,500
Spruce Power Holding
Corp.* 352,200 239,496
Via Renewables, Inc.+ 17,500 126,875
1,188,631
TOTAL COMMON STOCKS - 100.03% 167,831,829
(Cost $174,585,596)
.
Rights - 0.00%
Adamas Pharmaceuticals,
Inc., CVR*
∆
#+++ 110,000 —
Adamas Pharmaceuticals,
Inc., CVR*
∆
#+++ 110,000 —
Disc Medicine, Inc.,
CVR*
∆
#+++ 75,000 —
Enliven Therapeutics, Inc.,
CVR*
∆
#+++ 66,800 —
Oncomed
Pharmaceuticals, CVR,
expiring 12/31/49*
∆
# 125,000 —
Pineapple Holdings, Inc.,
CVR*
∆
#+++ 14,504 —
TOTAL RIGHTS - 0.00% —
(Cost $29,976)
.
Warrants - 0.00%
LGL Group, Inc. (The),
expiring 11/16/25* 29,200 4,380
TOTAL WARRANTS - 0.00% 4,380
(Cost $14,873)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.08%
Fidelity Investments Money
Market Government
Portfolio Class I 5.23% 128,418
$ 128,418
TOTAL MONEY MARKET FUND - 0.08% 128,418
(Cost $128,418)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 5.98%
Dreyfus Institutional
Preferred Government
Money Market Fund** 5.30% 10,032,028
10,032,028
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 5.98% 10,032,028
(Cost $10,032,028)
TOTAL INVESTMENTS
-
106.09%
$ 177,996,655
(Cost $184,790,891)
Liabilities in Excess of Other Assets - (6.09%) (10,213,336)
NET ASSETS - 100.00% $ 167,783,319
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $71,925, which is 0.04% of total net assets.
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2023.
^ Rate disclosed as of September 30, 2023.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
+ This security or a portion of the security is out on loan as of
September 30, 2023. Total loaned securities had a value of
$10,650,410 as of September 30, 2023.
+++ No stated maturity date.
CVR - Contingent Value Right

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | September 30, 2023 (Unaudited)
Summary of inputs used to value the Fund’s investments as of 9/30/2023 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Communication Services $ 7,611,198 $ – $ 71,925 $ 7,683,123
Other Industries (a) 160,148,706 – – 160,148,706
Total Common Stocks 167,759,904 – 71,925 167,831,829
Rights – – 0 0
Warrants 4,380 – – 4,380
Money Market Fund 128,418 – – 128,418
Investments Purchased With Cash Proceeds From Securities
Lending 10,032,028 – – 10,032,028
TOTAL
$177,924,730 $– $71,925 $177,996,655
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights Total
Balance as of 06/30/2023 $ 71,925 $ 0 $ 71,925
Purchases/Issuances – – –
Sales/Expirations – – –
Return of Capital – – –
Realized Gain/(Loss) – – –
Change in unrealized Appreciation/(Depreciation) – – –
Transfers in – – –
Transfers out – – –
Balance as of 09/30/2023 $ 71,925 $ 0 $ 71,925
Net change in unrealized Appreciation/(Depreciation) from investments held as of 09/30/2023 $ – $ – $ –